Segment information - Segment information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of financial position
Non-current assets	R 301,193	R 391,953	R 357,978
Current assets	177,969	78,015
Non-current liabilities	226,796	195,075
Current liabilities	93,118	49,098
Income Statement
Turnover	190,367	203,576	181,461
(Loss)/earnings before interest and tax (EBIT)	(111,030)	9,697	17,747
(Loss)/earnings attributable to owners of Sasol Limited	(91,109)	4,298	8,729
Effect of remeasurement items	110,834	18,645	9,901
Depreciation and amortisation	22,575	17,968	16,425
Statement of cash flows
Cash flow from operations	36,546	48,988	46,638
Additions to non-current assets	35,164	55,800	53,384
Property, plant and equipment
Other disclosures
Capital commitments	31,950	60,095	69,927
Mining
Income Statement
Turnover	1,343	3,222	3,446
(Loss)/earnings before interest and tax (EBIT)	2,756	4,701	5,244
(Loss)/earnings attributable to owners of Sasol Limited	1,679	3,021	3,336
Effect of remeasurement items	113	45	34
Depreciation and amortisation	2,080	1,805	1,677
Statement of cash flows
Cash flow from operations	5,143	7,025	6,877
Additions to non-current assets	2,859	2,912	3,729
Mining | Property, plant and equipment
Other disclosures
Capital commitments	2,352	2,372	2,640
Exploration and Production International
Income Statement
Turnover	1,829	1,815	1,610
(Loss)/earnings before interest and tax (EBIT)	1,197	(889)	(3,683)
(Loss)/earnings attributable to owners of Sasol Limited	409	(1,800)	(4,168)
Effect of remeasurement items	(30)	1,976	4,241
Depreciation and amortisation	1,478	1,582	1,465
Statement of cash flows
Cash flow from operations	3,238	2,528	2,665
Additions to non-current assets	1,389	1,086	2,525
Exploration and Production International | Property, plant and equipment
Other disclosures
Capital commitments	3,597	19,795	18,811
Energy
Income Statement
Turnover	66,994	82,977	69,110
(Loss)/earnings before interest and tax (EBIT)	(6,678)	16,566	14,081
(Loss)/earnings attributable to owners of Sasol Limited	(4,784)	11,970	8,558
Effect of remeasurement items	11,987	247	971
Depreciation and amortisation	5,333	5,331	4,817
Statement of cash flows
Cash flow from operations	12,980	23,247	17,158
Additions to non-current assets	5,380	7,484	6,650
Energy | Property, plant and equipment
Other disclosures
Capital commitments	9,237	10,390	10,320
Base Chemicals
Income Statement
Turnover	51,868	48,113	43,269
(Loss)/earnings before interest and tax (EBIT)	(70,804)	(1,431)	918
(Loss)/earnings attributable to owners of Sasol Limited	51,334	1,622	2,075
Effect of remeasurement items	70,670	3,190	4,512
Depreciation and amortisation	6,481	4,788	4,422
Statement of cash flows
Cash flow from operations	5,954	6,343	9,017
Additions to non-current assets	10,697	23,065	20,299
Base Chemicals | Property, plant and equipment
Other disclosures
Capital commitments	11,013	16,504	21,125
Performance Chemicals
Income Statement
Turnover	68,333	67,389	63,986
(Loss)/earnings before interest and tax (EBIT)	(24,455)	(7,040)	7,853
(Loss)/earnings attributable to owners of Sasol Limited	(16,713)	(3,516)	7,434
Effect of remeasurement items	27,863	13,182	103
Depreciation and amortisation	6,322	3,739	3,299
Statement of cash flows
Cash flow from operations	11,343	9,743	12,303
Additions to non-current assets	13,961	20,403	19,384
Performance Chemicals | Property, plant and equipment
Other disclosures
Capital commitments	5,326	10,434	16,432
Group Functions
Income Statement
Turnover		60	40
(Loss)/earnings before interest and tax (EBIT)	(13,046)	(2,210)	(6,666)
(Loss)/earnings attributable to owners of Sasol Limited	(20,366)	(6,999)	(8,506)
Effect of remeasurement items	231	5	40
Depreciation and amortisation	881	723	745
Statement of cash flows
Cash flow from operations	(2,112)	102	(1,382)
Additions to non-current assets	878	850	797
Group Functions | Property, plant and equipment
Other disclosures
Capital commitments	425	600	599
Operating Segments
Statement of financial position
Non-current assets	269,061	382,116	352,384
Current assets	172,550	77,285
Non-current liabilities	206,346	167,489
Current liabilities	92,453	48,059
Income Statement
Turnover	214,906	227,050	202,658
Operating Segments | Mining
Statement of financial position
Non-current assets	27,096	26,485
Current assets	2,169	1,809
Non-current liabilities	1,815	1,701
Current liabilities	2,286	2,601
Income Statement
Turnover	19,891	20,876	19,797
Operating Segments | Exploration and Production International
Statement of financial position
Non-current assets	17,733	13,542
Current assets	2,114	2,475
Non-current liabilities	12,130	6,782
Current liabilities	961	1,685
Income Statement
Turnover	5,204	5,184	4,198
Operating Segments | Energy
Statement of financial position
Non-current assets	47,270	67,325
Current assets	23,793	19,727
Non-current liabilities	8,731	11,561
Current liabilities	16,158	13,160
Income Statement
Turnover	67,901	83,803	69,773
Operating Segments | Base Chemicals
Statement of financial position
Non-current assets	50,821	141,160
Current assets	72,236	19,478
Non-current liabilities	13,168	10,612
Current liabilities	10,162	10,234
Income Statement
Turnover	52,683	48,813	43,951
Operating Segments | Performance Chemicals
Statement of financial position
Non-current assets	116,830	126,949
Current assets	43,589	25,007
Non-current liabilities	19,006	11,763
Current liabilities	11,316	12,462
Income Statement
Turnover	69,197	68,296	64,887
Operating Segments | Group Functions
Statement of financial position
Non-current assets	9,311	6,655
Current assets	28,649	8,789
Non-current liabilities	151,496	125,070
Current liabilities	51,570	7,917
Income Statement
Turnover	30	78	52
Deferred tax assets and liabilities
Statement of financial position
Non-current assets	31,665	8,563	4,096
Non-current liabilities	20,450	27,586
Net tax receivable/payable
Statement of financial position
Current assets	5,419	730
Current liabilities	665	1,039
Post-retirement benefit assets
Statement of financial position
Non-current assets	467	1,274	1,498
Intersegmental turnover
Income Statement
Turnover	(24,539)	(23,474)	(21,197)
Intersegmental turnover | Mining
Income Statement
Turnover	(18,548)	(17,654)	(16,351)
Intersegmental turnover | Exploration and Production International
Income Statement
Turnover	(3,375)	(3,369)	(2,588)
Intersegmental turnover | Energy
Income Statement
Turnover	(907)	(826)	(663)
Intersegmental turnover | Base Chemicals
Income Statement
Turnover	(815)	(700)	(682)
Intersegmental turnover | Performance Chemicals
Income Statement
Turnover	(864)	(907)	(901)
Intersegmental turnover | Group Functions
Income Statement
Turnover	R (30)	R (18)	R (12)